SCHEDULE OF INCOME TAX BENEFIT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Income Tax Disclosure [Abstract]
Current		$ 422,230		$ 186,923
Deferred
Current
Deferred
Total		$ 422,230		$ 186,923
Income taxes at statutory rate	18.50%	21.00%	19.00%	21.00%
Change in valuation allowance	(18.50%)	21.00%	(19.00%)	41.21%
Other	(0.00%)	1.48%	(0.00%)
Effective tax rate	(0.00%)	43.48%	(0.00%)	62.21%